SCHEDULE OF ROLL FORWARD OF VALUATION ALLOWANCE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance	$ 2,610	$ 1,880
Additional paid in capital	(86)	(222)
Income tax expense	560	952
Balance	$ 3,084	$ 2,610